Acquisitions	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Acquisitions
30.	Acquisitions

(1)	Fiscal year ended March 31, 2022
Acquisition of Ellation Holdings, Inc.
On August 9, 2021, Sony Pictures Entertainment Inc. (“SPE”), a wholly-owned subsidiary of Sony, through Funimation Global Group, LLC (“Funimation”), acquired 100% of the equity interest in Ellation Holdings, Inc. (“Ellation”), a subsidiary of AT&T Inc., which operates the anime business “Crunchyroll.” Funimation is a joint venture between SPE and Aniplex Inc., a subsidiary of Sony Music Entertainment (Japan) Inc. The consideration for the acquisition of 135,938 million yen (1,237 million U.S. dollars) was paid in cash. As a result of the acquisition, Ellation has become a wholly-owned subsidiary of Sony. On February 24, 2022, Funimation changed its company name to Crunchyroll, LLC.
Crunchyroll is a DTC service, connecting anime and manga fans across more than 200 countries and territories. Crunchyroll provides services including subscription video-on-demand,
advertising-based
video-on-demand,
mobile games, manga, events, merchandise and distribution. The acquisition has brought together two animation distribution brands, Funimation and Crunchyroll, allowing Sony to expand fan-centric
offerings. The global unification and integration of the two brands and services under the Crunchyroll brand started in March 2022.
As a result of the acquisition, Sony consolidated Ellation by using the acquisition method of accounting and recorded the fair value of the identifiable assets acquired, liabilities assumed and residual goodwill of Ellation. The following table summarizes the final fair values assigned to the assets and liabilities of Ellation that were recorded in the Pictures segment.

Yen in millions
Cash and cash equivalents	8,379
Trade and other receivables, and contract assets	3,714
Inventories	3,295
Right-of-use assets	4,962
Goodwill	81,250
Content assets	36,266
Other intangible assets	35,697
Other	2,512

Total assets	176,075

Trade and other payables	17,365
Other current liabilities	7,723
Long-term debt	4,386
Deferred tax liabilities	9,408
Other	659

Total liabilities	39,541

Content assets and other intangible assets mainly consist of license agreements and customer relationships. Goodwill represents unidentifiable intangible assets, such as future growth from new revenue streams and synergies with existing Sony assets and businesses, and is calculated as the excess of the purchase price over the estimated fair value of the tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill recorded in connection with the acquisition is included in the Pictures segment.
Revenue and net income attributable to Ellation since the date of acquisition included in Sony’s consolidated statements of income for the fiscal year ended March 31, 2022 and pro forma results of operations have not been presented because the effect of the acquisition was not material.

(2)	Fiscal year ended March 31, 2023
Acquisition of Bungie, Inc.
On July 15, 2022, Sony Interactive Entertainment LLC (“SIE”), a wholly-owned subsidiary of Sony, completed the acquisition of 100% of the shares of Bungie, Inc. (“Bungie”), an independent videogame developer in the United States. As a result of this acquisition, Bungie has become a wholly-owned subsidiary of Sony. This acquisition gives SIE access to Bungie’s approach to live game services and technology expertise.
The total consideration of this acquisition, which was determined after customary working capital and other adjustments, was 510,459 million yen (3,701 million U.S. dollars), inclusive of the purchase price and committed employee incentives. Of the total consideration, 347,768 million yen (2,522 million U.S. dollars) was allocated to the purchase consideration of this acquisition, and the remaining 162,691 million yen (1,179 million U.S. dollars) was mainly allocated to deferred payments to employee shareholders that are conditional upon their continuous employment, and other retention incentives. The deferred payments and other retention incentives will be expensed over the required post-acquisition service periods.
The fair value of the purchase consideration of this acquisition as of the acquisition date was 333,859 million yen (2,421 million U.S. dollars) which consisted of upfront cash consideration of 207,511 million yen (1,505 million U.S. dollars), deferred consideration of 84,410 million yen (612 million U.S. dollars), and contingent consideration of 41,938 million yen (304 million U.S. dollars) that is subject to employee shareholders’ continuous employment and represents the vested portion of the total vesting term of replacement awards that existed as of the acquisition date. Deferred consideration and contingent consideration are included in other financial liabilities (current and non-current)
in the consolidated statements of financial position.

Sony’s consolidated statements of income for the fiscal year ended March 31, 2023 include net loss after income taxes of 47,420 million yen (338 million U.S. dollars), attributable to Bungie since the acquisition date, including the deferred payments and other retention incentives arising out of this acquisition and amortization of intangible assets recognized as of the acquisition date. Revenue after elimination of intercompany transactions attributable to Bungie since the acquisition date for the fiscal year ended March 31, 2023 has not been presented because the revenue was not material.
Sony consolidated Bungie by using the acquisition method of accounting and recorded the fair value of the identifiable assets acquired, liabilities assumed and residual goodwill of Bungie. The following table summarizes the final fair values assigned to the assets and liabilities of Bungie that were recorded in the G&NS segment. The measurement period adjustments were not material.

Yen in millions
Cash and cash equivalents	37,800
Trade and other receivables, and contract assets	5,093
Other current assets	3,412
Property, plant and equipment	7,481
Right-of-use assets	15,540
Goodwill	193,801
Content assets	45,512
Other intangible assets	66,257
Deferred tax assets	7,297
Other	3,564

Total assets	385,757

Trade and other payables	3,060
Other current liabilities	12,195
Long-term debt	30,944
Other	5,699

Total liabilities	51,898

Content assets and other intangible assets mainly consist of license agreements and software. Goodwill mainly represents future growth from new revenue streams and synergies with existing Sony businesses and is not deductible for tax purposes. Goodwill recorded in connection with the acquisition is included in the G&NS segment.
Pro forma results of operations have not been presented because the effect of the acquisition is not material.

(3)	Other acquisitions
During the fiscal year ended March 31, 2021, Sony completed other acquisitions for
a
total consideration of 18,258 million yen which was paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 15,679 million yen of goodwill and 6,061 million yen of intangible assets.
During the fiscal year ended March 31, 2022, Sony completed other acquisitions for
a
total consideration of 175,878 million yen which was paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 116,394 million yen of goodwill and 64,348 million yen of intangible assets.
During the fiscal year ended March 31, 2023, Sony completed other acquisitions for
a
total consideration of 92,743 million yen which was paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 80,698 million yen of goodwill and 29,154 million yen of intangible assets.
No significant amounts
were
allocated to
in-process
research and development and all of the entities described above have been consolidated into Sony’s results of operations since their respective acquisition dates. Other information including pro forma results of operations has not been presented because the eff ects
of other acquisitions, individually and in aggregate, were
no
t material.